DERIVATIVE LIABILITIES (Details-Valuation) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Embedded Conversion Feature:
Fair value		$ 1,650,243
February 21, 2014
Embedded Conversion Feature:
Risk-free interest rate	0.30%
Expected volatility	124.00%
Expected life (in years)	4 years 10 months 24 days
Expected dividend yield
Number of shares	1,391,539
Fair value	6,037,639
February 18, 2014
Embedded Conversion Feature:
Risk-free interest rate	0.30%
Expected volatility	123.00%
Expected life (in years)	9 months
Expected dividend yield
Number of shares	55,497
Fair value	98,722
January 14, 2014
Embedded Conversion Feature:
Risk-free interest rate	0.03%
Expected volatility	123.00%
Expected life (in years)	5 years
Expected dividend yield
Number of shares	941,539
Fair value	3,431,541
December 31, 2013
Embedded Conversion Feature:
Risk-free interest rate	0.30%	0.30%
Expected volatility	123.54%	123.54%
Expected life (in years)	4 years 11 months 12 days	4 years 11 months 12 days
Expected dividend yield
Number of shares	500,000	500,000
Fair value	1,650,243	1,650,243
May 25,2013
Embedded Conversion Feature:
Risk-free interest rate		0.30%
Expected volatility		91.17%
Expected life (in years)		1 year 7 months 6 days
Expected dividend yield
Number of shares		120,000
Fair value		$ 44,966